Note 9 - Share Capital (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	Year ended December 31, 2017	Weighted average exercise price (C$/option)	Year ended December 31, 2016	Weighted average exercise price (C$/option)

Outstanding, beginning of year	2,254,172	$8.71	3,843,105	$8.71
Granted	285,522	13.91	227,773	17.55
Exercised for cash	(45,400)	8.19	(691,705)	8.79
Exercised cashless	(225,000)	7.46	(1,125,001)	10.46

Outstanding, end of year	2,269,294	$9.50	2,254,172	$8.71

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	December 31, 2017	December 31, 2016

Risk-free interest rate	0.72%	0.94%
Expected volatility	50%	54%
Expected dividend yield	nil	nil
Expected life ( years )	3	3

Disclosure of range of exercise prices of outstanding share options [text block]
Exercise price ($C/option)	Number outstanding	Number exercisable	Weighted average remaining contractual life (years)
(1)	5.35	400,000	400,000	0.79
5.86	440,000	440,000	0.46
9.16	21,666	21,666	2.70
9.28	368,333	368,333	2.93
(1)	9.61	75,000	75,000	0.17
10.02	187,500	187,500	2.48
10.04	263,500	263,500	1.50
13.91	285,522	-	4.93
17.55	227,773	75,925	3.93
C$5.35	-	C$17.55	2,269,294	1,831,924	2.13